Note 20 - Investments in Unconsolidated Joint Ventures (Details Textual) $ in Thousands	Jun. 14, 2017 USD ($)	Mar. 30, 2017 USD ($) T	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)	Jun. 30, 2017
Business Combination, Acquisition Related Costs	$ 353
City of Athens [Member]
Equity Method Investment, Ownership Percentage			50.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage	50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage	50.00%
Lax Trust [Member] | City of Athens [Member]
Equity Method Investment, Ownership Percentage					50.00%
City of Athens and Eco Nine [Member] | ABN Armo Bank of Holland [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 38,280
City of Athens [Member]
Business Acquisition, Percentage of Voting Interests Acquired	1.00%	49.00%
Business Combination, Consideration Transferred	$ 157	$ 4,200
Size of Vessel | T		50,000
Equity Method Investment, Ownership Percentage	50.00%
City of Athens [Member] | Upcoming Newbuilding Installments [Member]
Advances to Affiliate			$ 5,233
City of Athens [Member] | Predelivery Expense [Member]
Advances to Affiliate			324
Eco Nine [Member]
Business Acquisition, Percentage of Voting Interests Acquired	1.00%	49.00%
Business Combination, Consideration Transferred	$ 157	$ 3,500
Size of Vessel | T		50,000
Equity Method Investment, Ownership Percentage	50.00%
Eco Nine [Member] | Upcoming Newbuilding Installments [Member]
Advances to Affiliate			3,738
Eco Nine [Member] | Predelivery Expense [Member]
Advances to Affiliate			$ 135